UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Candlewood Capital Management, LLC

Address:  47 Hulfish Street
          Suite 210
          Princeton, New Jersey 08542


13F File Number: 028-10028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jill Peer Weiner
Title:    Operations Analyst
Phone:    (609) 688-3515


Signature, Place and Date of Signing:

/s/ Jill Peer Weiner              Princeton, NJ              May 16, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total: $83,597
                                         (thousands)


List of Other Included Managers:

NONE


                                                        FORM 13F INFORMATION TABLE
                                                                March 31, 2005


COLUMN 1                       COLUMN  2          COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8

                               TITLE                           VALUE    SHRS OR   SH/ PUT/  INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETN  MGRS  SOLE      SHARED  NONE
--------------                 --------           -----       --------  -------   --- ----  --------  ----  ----      ------  ----
AMERICREDIT CORP                Com               03060R101    3,190    136,099   SH        Sole      None   136,099   0       0
CLEAN HARBORS INC               Com               184496107    1,980    107,950   SH        Sole      None   107,950   0       0
COACH INC                       Com               189754104    3,885     68,600   SH        Sole      None    68,600   0       0
COMPUDYNE CORP                  Com               204795306    1,021    159,500   SH        Sole      None   159,500   0       0
CRUCELL N V                     Sponsored ADR     228769105    3,410    261,300   SH        Sole      None   261,300   0       0
DORAL FINANCIAL CORP            Com               25811P100    3,519    160,750   SH        Sole      None   160,750   0       0
FREEPORT-MCMORAN COPPER & GO    CL B              35671D857    2,089     52,750   SH        Sole      None    52,750   0       0
GOLDEN WEST FINL CORP DEL       Com               381317106    1,422     23,500   SH        Sole      None    23,500   0       0
SCHEIN HENRY INC                Com               806407102    3,881    108,300   SH        Sole      None   108,300   0       0
HOVNANIAN ENTERPRISES INC       CL A              442487203    1,614     31,650   SH        Sole      None    31,650   0       0
IMAX CORP                       Com               45245E109    3,571    386,500   SH        Sole      None   386,500   0       0
INTUITIVE SURGICAL INC          Com New           46120E602    2,796     61,484   SH        Sole      None    61,484   0       0
KB HOME                         Com               48666K109    4,140     35,250   SH        Sole      None    35,250   0       0
LEXAR MEDIA INC                 Com               52886P104      410     82,400   SH        Sole      None    82,400   0       0
LIONS GATE ENTMNT CORP          Com               535919203    7,390    668,750   SH        Sole      None   668,750   0       0
MANHATTAN ASSOCIATES INC        Com               562750109    2,265    111,200   SH        Sole      None   111,200   0       0
NEW FRONTIER MEDIA INC          Com               644398109      438     61,200   SH        Sole      None    61,200   0       0
NEW YORK CMNTY BANCORP INC      Com               649445103    1,705     93,900   SH        Sole      None    93,900   0       0
NUVELO INC                      Com New           67072M301      929    142,900   SH        Sole      None   142,900   0       0
OCCULOGIX INC                   Com               67461T107    2,969    352,600   SH        Sole      None   352,600   0       0
OM GROUP INC                    Com               670872100    1,812     59,550   SH        Sole      None    59,550   0       0
ORLEANS HOMEBUILDERS INC        Com               686588104    2,242    121,900   SH        Sole      None   121,900   0       0
ORTHOLOGIC CORP                 Com               68750J107    1,345    265,856   SH        Sole      None   265,856   0       0
PAXAR CORP                      Com               704227107    6,069    284,400   SH        Sole      None   284,400   0       0
ROCKWELL AUTOMATION INC         Com               773903109    3,206     56,600   SH        Sole      None    56,600   0       0
SAN JUAN BASIN RTY TR           Unit Ben Int      798241105      472     13,100   SH        Sole      None    13,100   0       0
SUPERCONDUCTOR TECHNOLOGIES     Com               867931107      337    495,800   SH        Sole      None   495,800   0       0
TOLL BROTHERS INC               Com               889478103    3,532     44,800   SH        Sole      None    44,800   0       0
UBIQUITEL INC                   Com               903474302      850    126,900   SH        Sole      None   126,900   0       0
UCBH HOLDINGS INC               Com               90262T308    3,643     91,300   SH        Sole      None    91,300   0       0
VALERO ENERGY CORP NEW          Com               91913Y100    2,652     36,200   SH        Sole      None    36,200   0       0
WHEELING-PITTSBURGH CORP        Com New           963142302    4,812    154,986   SH        Sole      None   154,986   0       0

03180.0001 #569750